Discontinued Operations and Assets Held for Sale - Liabilities and Assets Held for Sale (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Assets:
Assets held for sale	$ 838,840	$ 971,934
Liabilities:
Liabilities held for sale	249,573	214,988
Discontinued Operations, Held-for-sale | Lottomatica Videolot Rete S.p.A. And Lottomatica Scommesse S.r.l.
Assets:
Trade and other receivables, net	62,110	130,864
Other current assets	58,072	77,515
Systems, equipment and other assets related to contracts, net	86,230	102,347
Goodwill	520,259	520,259
Intangible assets, net	54,711	86,388
Other non-current assets	52,042	54,561
Assets held for sale	833,424	971,934
Liabilities:
Accounts payable	62,693	61,889
Other current liabilities	164,084	123,263
Other non-current liabilities	22,796	29,836
Liabilities held for sale	$ 249,573	$ 214,988